Offerings - Offering: 1	May 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value
Amount Registered | shares	2,600,000
Proposed Maximum Offering Price per Unit	152.10
Maximum Aggregate Offering Price	$ 395,460,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 54,613.03
Offering Note	This Registration Statement also covers an indeterminate number of shares of the Registrant's common stock, $0.01 par value per share ("Common Stock"), which may be issuable pursuant to the Raymond James Financial, Inc. Amended and Restated 2012 Stock Incentive Plan (as amended from time to time, the "Plan") as a result of stock splits, stock dividends and anti-dilution provisions and other terms, in accordance with Rule 416(a) and (c) under the Securities Act of 1933, as amended (the "Securities Act"). This total represents the increase in the maximum number of shares authorized for issuance under the Plan from 96,365,916 shares, which were previously registered and issuable pursuant to the Plan, to 98,965,916 shares. The proposed maximum offering price per share and proposed maximum aggregate offering price for the shares of Common Stock covered by this Registration Statement have been estimated in accordance with Rule 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee based upon the average of the high and low prices of the Common Stock as reported on the New York Stock Exchange on May 12, 2026, which date is within five business days prior to filing this Registration Statement.